Exceptional items (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Business transformation program (1)	53.2	68.0	68.4
Organizational streamlining program (2)	21.9	—	—
Supply chain network optimization (3)	3.1	—	—
Settlement of legacy matters (4)	0.2	1.5	(0.8)
Fortenova Acquisition integration costs (5)	—	—	4.3
Information Technology transformation program (6)	—	—	0.6
Total exceptional items	78.4	69.5	72.5